INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
INTANGIBLE ASSETS
NOTE 3 - INTANGIBLE ASSETS

Intangible assets consisted of the following as of March 31, 2021 and June 30, 2020:

	March 31, 2021	June 30, 2020
Customer relationship	$4,960,000	$8,510,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	2,200,000
Tradename	410,000	410,000
Workforce acquired	2,125,000	2,790,000
	9,685,000	14,670,000
Less: impairment expense	-	(1,867,000)
Less: accumulated amortization	(7,113,000)	(8,612,000)

Net book value	$2,572,000	$4,191,000

Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade names) to their estimated residual values, if any. The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to nine years. Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life. For the three and nine months ended March 31, 2021, the Company had no impairments. During the fiscal year ending June 30, 2020, the Company recorded $1,867,000 in impairment expense related to intangibles.

During the three months ended March 31, 2021 and 2020, amortization expense was $540,000 and $1,003,000, respectively. During the nine months ended March 31, 2021 and 2020, amortization expense was $1,619,000 and $3,010,000, respectively.

Intangible assets consisted of the following as of June 30:

	2020	2019
Customer relationship	$8,510,000	$8,510,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	2,200,000	2,200,000
Tradename	410,000	410,000
Workforce acquired	2,790,000	2,790,000
	14,670,000	14,670,000
Less: impairment expense	(1,867,000)	-
Less: accumulated amortization	(8,612,000)	(4,610,000)

Net book value	$4,191,000	$10,060,000

Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade names) to their estimated residual values, if any. The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to nine years. Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life. For the fiscal years ending June 30, 2020 and 2019, the Company recorded $1,867,000 and $0 in impairment expense related to intangibles respectively.

During the years ended June 30, 2020 and 2019 amortization expense was $4,002,000 and $4,013,000, respectively.

Future amortization expense is as follow for the years ending June 30,
2021	2,158,000
2022	563,000
2023	563,000
2024	277,000
2025	273,000
Thereafter	357,000
$4,191,000

A goodwill impairment charge of $1,985,000 and $3,082,000 was recorded as a result of the Company’s annual impairment assessment in fiscal year 2020 and 2019 respectively. The impairment of $1,985,000 in the fiscal year ending June 30, 2020 relates to both the Mission US and Mission UK entities and is the result of lower than anticipated revenue due to the departure of Nicola Stephenson in January 2019. This impairment was lessened as a result of measures taken by the Company including additional investments in new business development and reduction in operating costs. Goodwill will be reassessed during our next annual measurement date of June 30, 2021. Notwithstanding the foregoing, the Company has asserted economic damages and loss of goodwill in the Stephensons litigation greatly in excess of the amount allowed by GAAP as detailed and calculated by the Company's damages expert retained in the litigation (Note 12 – Legal Contingencies).